Expense Example {- Fidelity SAI High Income Fund} - NF_04.30 Fidelity SAI High Income Fund PRO-01 - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	May 12, 2021 USD ($)
Expense Example:
1 year	$ 58
3 years	$ 183